Note 15 - Benefit Plans (Details) - Expected Benefit Payments (USD $)	Dec. 31, 2012
Expected Benefit Payments [Abstract]
2013	$ 689,198	[1]
2014	0	[1]
2015	3,776,489	[1]
2016	0	[1]
2017	804,660	[1]
2018-2022	$ 0	[1]

[1]	Represents management's expectation as of December 31, 2012 as to when such payments will be made.